Share capital and reserves - Issuances (Details)										12 Months Ended
	Dec. 29, 2022 CAD ($) shares	Dec. 29, 2022 USD ($) $ / shares shares	Oct. 07, 2022 CAD ($) shares	Oct. 07, 2022 USD ($) $ / shares shares	Nov. 08, 2021 CAD ($) shares	Nov. 08, 2021 USD ($) $ / shares shares	Oct. 15, 2021 $ / shares	Feb. 09, 2021 CAD ($) shares	Feb. 09, 2021 CAD ($) $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Oct. 07, 2022 $ / shares	Feb. 09, 2021 $ / shares
Disclosure of classes of share capital [line items]
Price per unit | $ / shares						$ 4.13
Aggregate gross proceeds					$ 1,825,159	$ 1,466,150
Number of warrants issued					3,341,900	3,341,900
Issuance costs recorded as a reduction of equity | $											$ 75,000
Value of shares issued from exercise of warrants | $										$ 87	2,855,983
Amount transferred from reserves to share capital | $											$ 65,172
Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 4.77
Warrants expiration term							5 years
Number of shares issued upon exercise of warrants											651,583
Value of shares issued from exercise of warrants | $											$ 2,430,083
Amount transferred from reserves to share capital | $											32,387
Private placement
Disclosure of classes of share capital [line items]
Number of units issued								2,085,687
Price per unit | $ / shares									$ 2.935
Number of shares per unit								1
Number of warrant per unit								1
Number of shares per warrant								1
Aggregate gross proceeds			$ 6,855,506	$ 4,999,640				$ 6,121,572
Exercise price of warrants | $ / shares													$ 4.70
Warrants expiration term								5 years
Proceeds allocated to derivative warrant liability | $			5,093,593								5,358,000
Proceeds allocated to common shares | $			493,474								$ 763,572
Proceeds allocated to pre-funded warrants | $			1,268,439
Issuance costs | $			1,438,127
Issuance costs recorded as a reduction of equity | $			435,065					$ 41,068
Transaction costs on derivative warrant liability and pre-funded warrants | $			$ 1,257,746					$ 287,946
Private placement | Common Share Units
Disclosure of classes of share capital [line items]
Number of units issued			1,400,000	1,400,000
Price per unit | $ / shares				$ 1.00
Number of shares per unit			1	1
Number of warrant per unit			1	1
Number of shares per warrant			1	1
Private placement | Pre-Funded Units
Disclosure of classes of share capital [line items]
Number of units issued			3,600,000	3,600,000
Price per unit | $ / shares				$ 0.9999
Number of shares per unit			1	1
Number of warrant per unit			1	1
Number of shares per warrant			1	1
Private placement | Warrant | Pre-Funded Units
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares												$ 1.22
Warrants expiration term			5 years	5 years
Private placement | Pre-Funded Warrant
Disclosure of classes of share capital [line items]
Price per unit | $ / shares		$ 0.0001
Number of shares issued upon exercise of warrants	641,000	641,000
Value of shares issued from exercise of warrants	$ 87	$ 64
Amount transferred from reserves to share capital | $	$ 225,842
Private placement | Pre-Funded Warrant | Common Share Units
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares												$ 0.0001
Private placement | Finders' warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares													$ 4.70
Number of warrants issued			250,000	250,000				58,288
Fair value of warrants | $			$ 254,684					$ 150,000	$ 150,000